Material Accounting Policies	12 Months Ended
Mar. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Material Accounting Policies	MATERIAL ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has the right to variable returns from its relationship with the entity and is able to affect those returns through its power over the activities of the entity. The subsidiaries’ financial statements are included in these consolidated financial statements from the date of commencement of control until the date that control ceases.
All intercompany balances and transactions, and any unrealized income and expenses arising from intracompany transactions, are eliminated on consolidation.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
The Company’s principal subsidiaries are as follows:

		2025	2024
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
XRM Vision Inc.	Quebec, Canada	100%	N/A
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Vitalyst, LLC	Delaware, USA	100%	100%
Datum Consulting Group, LLC	Indiana, USA	100%	100%
Alithya France SAS	France	100%	100%
DCG Team UK Limited	United Kingdom	100%	100%
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
XRM Vision Maroc SARLAU	Morocco	100%	N/A
Datum Cybertech India Pvt Ltd.	India	100%	100%

TRANSLATION OF FOREIGN CURRENCIES
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions and balances
Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the reporting date. Unrealized and realized translation gains and losses are reflected in the consolidated statements of operations.
Foreign operations
Assets and liabilities of each entity with a functional currency other than the Canadian dollar are translated into Canadian dollars upon consolidation at the closing rate at the reporting date. Revenue and expenses have been translated into Canadian dollars at average exchange rates over the reporting period. Exchange differences are recognized in other comprehensive income in the currency translation reserve in equity.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
SEGMENTED REPORTING
Segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing the performance of the reportable segments.
A company shall disclose separately information about each operating segment, and can combine operating segments, with similar economic characteristics or that do not meet quantitative thresholds, into one reportable segment.
The Company has three operating and reportable segments based on geography: Canada, U.S. and International.
REVENUE RECOGNITION, UNBILLED REVENUES AND DEFERRED REVENUES
The Company generates revenue in the areas of information technology, principally through strategic consulting, enterprise transformation and business enablement services. These services are provided under various arrangements as defined below.
Revenue is recognized either at a point in time or over time, when (or as) the Company satisfies performance obligations by transferring the promised services to its customers, including variable consideration, such as discounts, volume rebates and service-level penalties. Variable consideration is estimated using either the expected value method or most likely amount method and is included in the transaction price only to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur. In making this judgement, management will mostly consider all information available at the time, the Company’s knowledge of the client or the industry, the type of services to be delivered and the specific contractual terms of each arrangement.
Billing terms can be monthly, based on milestones or upfront, depending on the contractual terms with the client. Once invoiced, invoices generally have payment terms of 30 days. Contracts generally do not contain significant financing components.
The Company enters into arrangements with multiple performance obligations which typically include consulting services, post-contract support (including maintenance), and software. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Company has determined standalone selling prices for:
•consulting services based on a stated and consistent rate per hour range in standalone transactions;
•post-contract support based on observable prices for standalone renewals; and
•software through consistent stated rates for software components.
Certain of the Company’s arrangements may include client acceptance clauses. Each clause is analyzed to determine whether the earnings process is complete when the service is performed. Formal client sign-off is not always necessary to recognize revenue, provided that the Company objectively demonstrates that the criteria specified in the acceptance provisions are satisfied. Some of the criteria reviewed include historical experience with similar types of arrangements, whether the acceptance provisions are specific to the client or are included in all arrangements, the length of the acceptance term and historical experience with the specific client.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
Contract modifications are changes in scope and/or price that are approved by the parties to the contract. Approvals may be written, oral or implied by customary business practices, and are legally enforceable. The Company accounts for modifications as a separate contract if the modifications add distinct services that are priced commensurate with standalone selling prices or if the remaining services are distinct from those already transferred, otherwise modifications are accounted for as part of the original contract. When the contract modification is not accounted for as a separate contract, the Company recognizes an adjustment to revenue on the existing contract on a cumulative catch-up basis as at the date of the contract modification or, if the remaining services are distinct performance obligations, the Company recognizes the remaining consideration prospectively.
Time and materials arrangements
Revenue from strategic consulting and enterprise transformation services, including enterprise applications implementation, under time and materials arrangements is recognized as the services are rendered. Contractual billings of such arrangements correspond with the value provided to the client, and therefore revenues are recognized on an hourly basis.
Time and materials arrangements where contractual billings do not correspond with the value provided to the client are recognized based on the accounting policies for fixed-fee arrangements as defined below.
Fixed-fee arrangements
Revenue from enterprise transformation services, including enterprise applications implementation, under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized over time based on the measure of progress determined by the Company's efforts or inputs towards satisfying the performance obligation relative to the total expected inputs (the "Input Method") as it fulfills its performance obligations in line with contracted terms. The Company primarily uses labour costs to measure the progress towards completion. This method relies on estimates of total expected labour costs to complete the service, which are compared to labour costs incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Management regularly reviews underlying estimates of total expected labour costs. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred that are likely to be recoverable. For certain contracts, the Company recognizes revenue based on its right to consideration when such amount corresponds to the entity’s performance completed to date.
Business enablement services
Managed services revenue is generated through a recurring fee in exchange for a monthly recurring service (typically support). The revenue for these arrangements is recognized over the contract term, either on a straight-line basis or based on usage.
Subscriptions to learning services, which are available to customers at any time with unlimited use, are recognized over time, on a straight-line basis, over the contract term.
Software revenue is generated in part from the resale of certain third-party off-the-shelf software and maintenance. The majority of the software sold by the Company is delivered electronically. For software that is delivered electronically, the Company considers transfer of control to have occurred when the customer either (a) takes possession of the software via a download (that is, when the customer takes possession of the electronic data on its hardware), or (b) has been provided with access codes that allow the customer to take immediate possession of the software on its hardware pursuant to an agreement or purchase order for the software. In all instances, the resale of third-party software and maintenance is recorded on a net basis.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
Third party software and maintenance revenue is recognized upon delivery of the software, as all related warranty and maintenance is performed by the primary software vendor and not the Company.
Company created software, and the associated maintenance, is reported on a gross basis and revenue is recognized at the point in time when it is distinct from the maintenance and support, otherwise it is recognized over the contractual term. Revenue from the sale of Company created software from software as a service ("SaaS") is recognized on a straight-line basis as the Company stands ready to provide customers with continuous access to its software over the contractual term. For a SaaS arrangement with a fee structure based upon customer usage and priced at a fixed rate for usage, the Company recognizes revenue over the contractual term based on its right to consideration when such amount corresponds to the entity’s performance completed to date.
Estimated losses on revenue-generating contracts
Estimated losses on revenue-generating contracts may occur due to additional contract costs which were not foreseen at the inception of the contract. Contract losses are measured at the amount by which the estimated incremental costs, including direct labour, material and an allocation of other costs that relate directly to fulfilling contracts exceed the estimated total revenue from the contract. The estimated losses on revenue-generating contracts are recognized in the period when it is determined that a loss is probable. The expected loss is first applied to impair the related capitalized contract costs, if any, with the excess recorded under performance obligations in customer contracts in accounts payable and accrued liabilities. Management regularly reviews arrangement profitability and underlying estimates.
Unbilled revenues and deferred revenues
Amounts recognized as revenue in excess of billings are classified as unbilled revenues. Amounts received in advance of the performance of services are classified as deferred revenues when the Company has an unconditional right to invoice.
FINANCIAL INSTRUMENTS
Recognition and derecognition
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
Classification and initial measurement of financial assets
All financial assets of the Company are classified into the amortized cost category. The classification is determined by both:
•the entity’s business model for managing the financial asset; and
•the contractual cash flow characteristics of the financial asset.
Except for those accounts receivable and other receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs, where applicable.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
All income and expenses relating to financial assets that are recognized in profit or loss are presented within financial expense, except for impairment of accounts receivable and other receivables, which is presented within selling, general and administrative expenses.
Subsequent measurement of financial assets at amortized cost
After initial recognition, all financial assets are measured at amortized cost using the effective interest method, less any impairment. Discounting is omitted where the effect of discounting is immaterial.
Impairment of accounts receivable and other receivables and unbilled revenues
The Company uses the simplified approach to measure the estimated credit loss for accounts receivable and other receivables and unbilled revenues and accordingly records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. The Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.
The Company assesses impairment of accounts receivable and other receivables and unbilled revenues based on days past due on a collective basis as customers with similar payment delays possess shared credit risk characteristics. The Company also assesses impairment of accounts receivable and other receivables and unbilled revenues on a customer-by-customer basis based on specific risks identified.
The Company considers a financial asset in default when contractual payments are considered past due and at risk depending on the various economic and asset-specific factors, or if it becomes probable that a customer will enter bankruptcy or other insolvency proceedings.
Classification and measurement of financial liabilities
Contingent considerations payable in cash or in a variable number of shares included in purchase consideration are classified as financial liabilities, initially and subsequently measured at fair value with changes in fair value recognized in profit or loss.

All other financial liabilities of the Company are initially measured at fair value, and where applicable, adjusted for transaction costs and subsequently measured at amortized cost using the effective interest method.
All interest-related charges are reported in the consolidated statements of operations within financial expenses.
EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to the holders of the Subordinate Voting Shares and Class B multiple voting shares (the “Multiple Voting Shares“) (together the “Shares”) by the weighted average number of Shares outstanding during the period.
Diluted earnings (loss) per share is determined using the treasury stock method to evaluate the dilutive effect of stock options, deferred, restricted and performance share units, certain shares to be issued as part of anniversary payments related to business acquisition and shares subject to forfeiture.
GOVERNMENT ASSISTANCE
Certain subsidiaries are eligible for government assistance programs, in different jurisdictions, in the form of grants and tax credits for the development of e-business. Government assistance is recorded when there is reasonable assurance that the assistance will be received and that the subsidiary will comply with all relevant conditions. The government assistance is treated as a reduction in the cost of the qualifying expenditure.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
In preparing claims, judgment is required in interpreting the regulations related to these programs, determining if the operations of the subsidiaries qualify and identifying and quantifying eligible expenses. These claims are subject to examination and audit by local authorities, who may disagree with interpretations made by the Company. Management estimates the amounts to be received under these programs. Final government assistance received following examinations and audits could be different from amounts recorded.
PROPERTY AND EQUIPMENT (“P&E”)
Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.
LEASES
The Company as a lessee
For any new contracts entered into, the Company considers whether a contract is, or contains a lease. A lease is defined as a “contract, or part of a contract, that conveys the right to use an identified asset (the underlying asset) for a period of time in exchange for consideration”.
Measurement and recognition of leases as a lessee
At lease commencement date, the Company recognizes a right-of-use asset and a lease liability on the statement of financial position. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Company, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).
The Company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The lease term includes consideration of an option to renew or to terminate if the Company is reasonably certain to exercise that option. The Company also assesses the right-of-use asset for impairment when such indicators exist.
At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Payments related to non-lease components, mostly made of common area maintenance fees, are excluded from the lease liabilities and are recorded as an expense over the lease term.
Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest, which are recorded as part of net financial expenses. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or net earnings if the right-of-use asset is already reduced to zero.
The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in the consolidated statements of operations on a straight-line basis over the lease term.
INTANGIBLES
Intangible assets consist mainly of customer relationships, non-compete agreements, internal-use business solutions, software licenses and tradenames acquired through business acquisitions and initially recorded at their fair value. Internal use business solutions and software licenses (“Software”) purchased by the Company are recorded at cost. In addition, internal-use business solutions developed internally are capitalized when they meet specific capitalization criteria related to technical and financial feasibility and when the Company demonstrates its ability and intention to use them. Amortization of internal-use business solutions commences once the solution is available for use. The Company amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.
GOODWILL
Goodwill arises on business acquisitions accounted for under the acquisition method and represents the excess of consideration transferred over the fair value of the Company's share of the net identifiable assets acquired and liabilities assumed of the acquired entity at the date of acquisition and it is measured net of accumulated impairment losses. Goodwill is not amortized, but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that the goodwill may be impaired.
IMPAIRMENT OF P&E, RIGHT-OF-USE ASSETS, INTANGIBLES AND GOODWILL
Timing of impairment testing
The carrying amounts of the Company's P&E, right-of-use assets, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. At each reporting date, the Company assesses whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use are tested for impairment at least annually as at March 31.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
Impairment testing
The recoverable amount of an asset or cash-generating unit ("CGU") is the greater of its value in use and its fair value less costs of disposal. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use and which are largely independent of the cash inflows of other assets or groups of assets (the "CGU"). For the purposes of goodwill impairment testing, goodwill acquired in a business acquisition is allocated to the CGU, or the group of CGUs, that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount.
Reversal of Impairment
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS
Business acquisition, integration and reorganization costs are comprised of transaction costs related to business acquisitions, whether successful or not, costs of integrating acquired businesses including redundant rent, gains or losses on lease modifications, impairment of right-of-use assets from previous business acquisitions, gains or losses on disposal of non-core assets, transition costs relating to system integrations, contingent consideration as well as employee compensation related to business acquisitions and severance resulting from integrations and significant changes in the organizational structure.
Reorganization costs, consisting primarily of severance, are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.
PROVISIONS
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s provisions may consist of litigation and claim provisions arising in the ordinary course of business.
The accrued litigation and legal claim provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavorable outcome.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
INCOME TAXES
Income taxes are accounted for using the liability method of accounting.
Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the reporting date. Deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred income tax assets and liabilities are recognized in earnings, other comprehensive income or in equity based on the classification of the item to which they relate.
Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business acquisition and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
SHARE CAPITAL
Subordinate Voting Shares and Multiple Voting Shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity, net of any tax effects.
Normal course issuer bid (“NCIB”)
When the Company purchases its Subordinate Voting Shares for cancellation through a NCIB, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled. When the shares are cancelled, the difference between the consideration paid and the average stated value of the shares purchased for cancellation is recorded to the deficit.
SHARE-BASED COMPENSATION PLANS
Share purchase plan
The Company operates a share purchase plan for eligible employees of the Company. Under this plan, the Company matches the contributions made by employees up to a maximum percentage of the employee's gross salary. The Company’s contributions to the plan are recognized as salaries within cost of revenues and selling, general and administrative expenses.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
Long-term incentive plan ("LTIP") and share unit plan (“SUP”), (together the “Incentive Plans”)
The Company operates a LTIP for eligible employees and directors of the Company which provides for various types of awards, including equity-settled stock options, deferred share units (“DSUs”), restricted share units (“RSUs”) and performance share units (“PSUs”). The Board, at its discretion, may elect to settle RSUs and PSUs in cash.
The Company also operates a SUP for eligible employees of the Company. Under this plan, eligible employees may elect to receive up to 50% of their annual bonus in DSUs and/or RSUs (“Bonus DSUs/RSUs”) with the Company granting additional DSUs/RSUs equal to 25% of the Bonus DSUs/RSUs. The SUP also provides for the grant of discretionary DSUs and/or RSUs. The Board, at its discretion, may elect to settle DSUs and RSUs in cash.
The Company accounts for all grants as equity-settled awards as the Board intends to settle awards issued under the LTIP through the issuance of share capital and under the SUP through Subordinate Voting Shares purchased on the TSX.
The share-based payment expense is recognized in selling, general and administrative expenses and business acquisition, integration and reorganization costs with a corresponding adjustment through contributed surplus over the vesting period based on the grant date fair value of the award. Forfeitures, which are estimated at the time of grant, are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For awards with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its respective vesting period.
For stock options, the grant date fair value is measured using the Black-Scholes option pricing model. Any consideration paid by participants on exercise of stock options is credited to share capital together with any related share-based compensation expense originally recorded in contributed surplus.
For RSUs and DSUs, the grant date fair value is measured at the fair value of the underlying Subordinate Voting Share as at the grant date. For bonus DSUs/RSUs under the SUP, the fair value of the share-based expense is based on 125% of the fair value of the bonus elected to be settled as DSUs and/or RSUs, with a corresponding adjustment through contributed surplus. An expense is recognized over the vesting period as share-based payments within selling, general and administrative expenses, with a corresponding amount recognized in contributed surplus. The amount recognized as an expense is adjusted to reflect the number of units for which the related service and performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the units of awards that do meet the related service and non-market performance conditions at the vesting date.
The terms and conditions of each grant of PSUs, including market and non-market performance goals, are determined by the Board. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The determination as to whether the performance goals have been achieved is made by the Board.
When DSUs, RSUs and PSUs are settled, the recorded fair value of the award is removed from contributed surplus and credited to share capital.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES AND ESTIMATION UNCERTAINTY
The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the amounts reported as assets, liabilities, income and expenses in the consolidated financial statements. Actual results could differ from those estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they occur and in any future periods affected.
The following are critical judgements that management has made in applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:
Determination of cash generating units – The identification of CGUs and grouping of assets into the respective CGUs is based on currently available information about actual utilization experience and expected future business plans. Management has taken into consideration various factors in identifying its CGUs. These factors include how the Company manages and monitors its operations, the nature of each CGU’s operations, and the major customer markets they serve. As such, the Company has identified its CGUs for purposes of testing the recoverability and impairment of non-financial assets to be: Canada, France, EPM, ERP and Industry Solutions.
Determination of operating segments – The Company uses judgment in the determination of operating segments for financial reporting and disclosure purposes. The Company has examined its activities and has determined that it has three reportable segments based on geography: Canada, U.S. and International.
The following are assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments within the next year:
Revenue recognition for fixed-fee and time and material arrangements applying the Input Method – The Company recognizes revenues from arrangements applying the input method which can extend over more than one reporting period. Revenue from these arrangements applying the Input Method is recognized over time based on a measure of progress using the Company’s best estimate of the total expected labour costs, and the related risks associated with completing the service. The determination of total expected labour costs to complete a service is based on estimates that can be affected by a variety of factors, including but not limited to, changes in the scope of the contract, delays in reaching milestones, changes in labour mix and rates, previously unidentified complexities in service delivery, or potential claims from customers.
As risks and uncertainties are different for each project, the sources of variations between anticipated costs and actual costs incurred will also vary by project. The determination of estimates is based on the Company's business practices as well as its historical experience, and is tightly linked to detailed project management processes and controls. The information provided by the project managers combined with a knowledgeable assessment of technical complexities and risks are used in estimating the percentage complete.
Impairment of long-lived assets – The Company’s impairment test for goodwill is based on internal estimates of its individual CGUs’ recoverable amounts determined as the greater of value in use and fair value less costs of disposal. Value in use represents the present value of the future cash flows expected to be derived from the CGU from its continued use. The fair value less cost of disposal represents the price that would be received to sell the CGU in an orderly transaction between market participants at the measurement date under current market conditions, less incremental costs directly attributable to disposing of the CGU, excluding finance costs and income tax expense.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
Key assumptions of the individual CGUs’ value-in-use include forecasted revenues, cost of revenues, SG&A expenses and other non-cash adjustments applied in the determination of the Company’s three year net operating cash flow forecast, estimated long-term growth rates used to extrapolate the three year net operating cash flow forecast and the pre-tax value weighted average cost of capital (“WACC”) applied in the determination of the present value of the net operating cash flow forecast.
Key assumptions of the individual CGUs’ fair value less cost of disposal include estimated revenues, cost of revenues, SG&A expenses and other non-cash adjustments applied in the determination of the Company’s forecasted Adjusted EBITDA (as defined in note 26) and an implied market multiple applied to forecasted Adjusted EBITDA.
Changes in these key assumptions can have a material impact on the recoverable amount calculated and ultimately the amount of any goodwill impairment recognized. Refer to note 9 for additional information on the assumptions used.
ACCOUNTING STANDARD AMENDMENTS AND INTERPRETATIONS EFFECTIVE FOR THE YEAR ENDED MARCH 31, 2025
The following amendments to existing standards were adopted by the Company on April 1, 2024:
IAS 1 - Presentation of Financial Statements
On January 23, 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. After reconsidering certain aspects of the 2020 amendments, the IASB reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Additional disclosure will be required to help users understand the risk that those liabilities could become repayable within twelve months after the reporting date. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that: settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and when classifying liabilities as current or non-current, a company can ignore only those conversion options that are recognized as equity. The amendments to IAS 1 apply retrospectively and are effective for annual periods beginning on or after January 1, 2024. The amendments to IAS 1 had no impact on the Company’s consolidated financial statements.
International Financial Reporting Interpretations Committee (“IFRIC”) Agenda Decision on Segment Reporting
In July 2024, the IFRS Interpretations Committee issued an agenda decision clarifying disclosure requirements for reportable segments under IFRS 8 – Operating Segments. The decision emphasizes the need to disclose certain specified items if these are included in the measure of segment profit or loss reviewed by the Chief Operating Decision Maker (CODM) or are otherwise regularly provided to the CODM, even if not included in that measure of segment profit or loss. As a result, the Company has made changes to reflect these requirements in note 23, Segment and geographical information.
3. MATERIAL ACCOUNTING POLICIES (CONT’D)
FUTURE ACCOUNTING STANDARDS CHANGES
At the date of authorization of these consolidated financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Company. Management anticipates that all the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Company’s consolidated financial statements, are detailed as follows:
IFRS 18 - Presentation and Disclosures in Financial Statements
On April 9, 2024, the IASB published the new IFRS 18 – Presentation and Disclosures in Financial Statements that will replace IAS 1 – Presentation of Financial Statements.
IFRS 18 covers four main areas:
•Introduction of defined subtotals and categories in the statement of profit or loss;
•Introduction of requirements to improve aggregation and disaggregation;
•Introduction of disclosures about management-defined performance measures (MPMs) in the notes to the financial statements; and
•Targeted improvements to the statement of cash flows by amending IAS 7 – Statement of Cash Flows.
IFRS 18 applies retrospectively and is effective for annual periods beginning on or after January 1, 2027, with earlier application permitted. Management is currently evaluating the impact of the amendment on its consolidated financial statements.
IFRS 7 and IFRS 9 - Classification and measurement of Financial Instruments
In May 2024, the IASB issued amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures. The standard amendments clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system. Furthermore, they clarify the description of non-recourse assets and contractually linked instruments and they introduce additional disclosures for financial instruments with contractual terms that can change cash flows, and equity instruments classified at fair value through other comprehensive income. The amendments to IFRS 7 and IFRS 9 apply retrospectively and are effective for annual periods beginning on or after January 1, 2026, with earlier application permitted. Management is currently evaluating the impact of the amendment on its consolidated financial statements.